Property and Equipment, Net (Tables)	6 Months Ended
Jun. 30, 2026
Property and Equipment, Net [Abstract]
Schedule of Property and Equipment

Property and equipment consisted of the following:

	As of
	June 30, 2026	December 31, 2025
Cost:
Servers, computer and network equipment	140	140
Buildings and improvements	2,703	2,703
Machinery and facility equipment	7,244	7,244
Mining equipment	130,823	134,569
Total cost	140,910	144,656

Less: accumulated depreciation
- Servers, computers and network equipment	(140)	(137)
- Buildings and improvements	(134)	(92)
- Machinery and facility equipment	(3,933)	(2,468)
- Mining equipment	(79,804)	(79,954)
Total accumulated depreciation	(84,011)	(82,651)

Less: accumulated impairment loss	(38,704)	(41,333)

Property and equipment, net	18,195	20,672